Vessels, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels, net

5.	Vessels, net:

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2025	$166,958	$(26,934)	$140,024

Vessel additions	456	—	456
Depreciation	—	(3,752)	(3,752)
Balance June 30, 2025	$167,414	$(30,686)	$136,728

As of June 30, 2025, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the period ended June 30, 2025.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.